UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          April 28, 2009


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        34
FORM 13F INFORMATION VALUE TOTAL:              $243657

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1642     34422   Sole		     34422
Automatic Data 	Common	053015103   1731     49229   Sole                    49229
Bank of NY MelloCommon  064058100    224      7921   Sole                     7921
Berkshire Hath	Common	084670108  57135       659   Sole                      659
Berkshire Hath	Common	084670207  13336      4729   Sole                     4729
Buckeye PartnersCommon  118230101    205      5750   Sole                     5750
Chevron Corp    Common	166764100    531      7890   Sole                     7890
Cisco Systems	Common	17275R102  18896   1126792   Sole                  1126792
Coca-Cola Co.	Common	191216100   8422    191636   Sole                   191636
Emerson Elec.	Common	291011104    502     17560   Sole                    17560
ExxonMobil	Common	30231G102   4954     72753   Sole                    72753
General ElectricCommon	369604103   2547    251905   Sole                   251905
Hersey Foods	Common  427866108    209      6002   Sole                     6002
Hewlett-Packard Common  428236103   1086     33861   Sole                    33861
H.J. Heinz Co.	Common	423074103    579     17511   Sole		     17511
IBM		Common	459200101    823      8499   Sole                     8499
Intel Corp.	Common	458140100   3220    214263   Sole                   214263
Johnson & JohnsoCommon	478160104  23455    445912   Sole                   445912
Linear TechnologCommon	535678106  20597    896318   Sole		    896318
Medtronic	Common	585055106   5489    186273   Sole                   186273
Microsoft	Common	594918104  20758   1130021   Sole                  1130021
3M Company 	Common	88579Y101    895     17996   Sole                    17996
Moody's Corp.	Common	615369105  16536    721459   Sole		    721459
PepsiCo		Common	713448108   1079     20961   Sole                    20961
Pfizer Inc.	Common	717081103    336     24705   Sole                    24705
Phillip MOrris  Common  718172109    230      6452   Sole                     6452
Procter & GambleCommon	742718109  15488    328908   Sole                   328908
Verizon CommunicCommon  92343V104    215      7116   Sole                     7116
Walgreen Co.	Common	931422109  16289    627455   Sole                   627455
Wal-mart Stores Common  931142103    334      6411   Sole                     6411
Walt Disney Co.	Common	254687106    307     16884   Sole                    16884
Western Union   Common  959802109   4998    397599   Sole		    397599
Wright Express  Common  98233Q105    209     11500   Sole                    11500
Wyeth           Common  983024100    400      9300   Sole                     9300